CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Income Statement [Abstract]
Revenue, net	$ 470.7	$ 538.2	$ 328.6
Cost of revenue, net	312.2	294.5	183.6
Gross profit	158.5	243.7	145.0
Operating expenses:
Research and development	152.0	121.1	89.8
Sales, general and administrative	181.7	168.9	143.8
Amortization or impairment of acquisition-related intangibles	14.5	15.6	7.2
Loss on disposal or impairment of other assets	1.5	5.0	7.9
Other operating expense	32.9	26.6	16.8
Operating loss	(224.1)	(93.5)	(120.5)
Non-operating (income) expense, net	(18.5)	29.4	(10.4)
Loss before income taxes	(205.6)	(122.9)	(110.1)
Income tax benefit	(8.0)	(4.4)	(35.2)
Net loss from continuing operations	(197.6)	(118.5)	(74.9)
Net income (loss) from discontinued operations	7.0	(256.6)	(205.0)
Net loss	(190.6)	(375.1)	(279.9)
Net income from discontinued operations attributable to noncontrolling interest	1.1	0.0	0.1
Net loss attributable to controlling interest	$ (191.7)	$ (375.1)	$ (280.0)
Basic and diluted loss per share
Continuing operations attributable to controlling interest - basic and diluted (USD per share)	$ (1.83)	$ (1.14)	$ (0.75)
Net loss attributable to controlling interest - basic and diluted (USD per share)	$ (1.78)	$ (3.62)	$ (2.81)
Weighted average shares - basic and diluted (in thousands) (shares)	107,935	103,576	99,530